Accounting Policies Changes in Asset Retirement Obligations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, current	$ 7.3	$ 4.8	$ 7.3	$ 7.1
Changes in Asset Retirement Obligations
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations at beginning of year	305.5	308.1	298.9	206.6
Liabilities incurred in the period	0.0	1.7	1.4	2.0
Revaluation of asset retirement obligation	0.0	(101.0)	0.0	89.5
Liabilities settled in the period	0.0	(7.4)	(7.3)	(7.2)
Accretion expense	2.6	10.2	12.5	8.0
Asset retirement obligations at the end of the year	$ 308.1	$ 211.6	$ 305.5	$ 298.9